NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
17,289 shares (cost $488,225)	$536,483
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
43,923 shares (cost $991,448)	1,313,727
Growth Series - Service Class (MEGSS)
4,133 shares (cost $89,431)	99,720
Investors Trust Series - Service Class (MVITSC)
11,003 shares (cost $204,641)	212,469
New Discovery Series - Service Class (MNDSC)
14,062 shares (cost $174,741)	193,209
Research Series - Service Class (MVRSC)
6,852 shares (cost $120,313)	127,924
NVIT Emerging Markets Fund - Class III (GEM3)
11,229 shares (cost $125,830)	113,867
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
1,362 shares (cost $12,241)	13,541
NVIT Fund - Class IV (TRF4)
273,769 shares (cost $2,800,215)	2,477,608
NVIT Government Bond Fund - Class IV (GBF4)
261,174 shares (cost $3,088,031)	3,115,800
American Century NVIT Growth Fund - Class IV (CAF4)
111,406 shares (cost $1,230,416)	1,532,947
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
182,817 shares (cost $1,625,034)	1,888,502
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
59,934 shares (cost $628,422)	499,850
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
237,096 shares (cost $3,278,221)	1,984,491
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
329,061 shares (cost $2,287,946)	3,353,128
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,923 shares (cost $27,542)	29,022
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
226,888 shares (cost $2,258,616)	2,239,383
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
123,834 shares (cost $2,202,630)	2,100,230
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,194,247 shares (cost $9,165,118)	10,437,720
NVIT Large Cap Growth Fund - Class I (NVOLG1)
559,090 shares (cost $8,462,162)	8,213,031
NVIT Large Cap Growth Fund - Class II (NVOLG2)
84,701 shares (cost $1,278,752)	1,240,869
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
173,725 shares (cost $1,896,961)	1,695,556
NVIT Money Market Fund - Class IV (SAM4)
9,317,323 shares (cost $9,317,323)	9,317,323
Growth and Income Portfolio - Initial Shares (DGI)
64,579 shares (cost $1,214,513)	1,224,415
Variable Series I - Bond VIP - Class A (SVSB1)
217,199 shares (cost $1,323,360)	1,242,378
Variable Series I - Growth & Income VIP - Class A (SVSGI1)
149,399 shares (cost $1,191,915)	1,114,514
Variable Series I - International VIP - Class A (SVSI1)
108,537 shares (cost $1,098,775)	731,539

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Capital Income Fund II (FVU2)
62,587 shares (cost $532,823)	577,053
Fund for US Government Securities II (FVUS2)
101,340 shares (cost $1,140,573)	1,181,623
Equity-Income Portfolio - Initial Class (FEIP)
352,245 shares (cost $7,895,623)	6,583,461
High Income Portfolio - Initial Class (FHIP)
299,042 shares (cost $1,603,802)	1,611,834
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
202,795 shares (cost $2,872,210)	2,798,566
VIP Fund - Growth Portfolio - Initial Class (FGP)
224,877 shares (cost $6,683,541)	8,295,699
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
27,439 shares (cost $899,494)	1,002,349
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
34,637 shares (cost $436,324)	449,238
VIP Fund - Overseas Portfolio - Initial Class (FOP)
19,662 shares (cost $389,230)	267,997
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
24,552 shares (cost $377,979)	331,944
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
17,059 shares (cost $201,282)	184,071
Partners Portfolio - I Class Shares (AMTP)
9,789 shares (cost $82,576)	97,789
High Yield Portfolio - Administrative Class (PMVHYA)
111,173 shares (cost $825,205)	830,460
Total Return Portfolio - Administrative Class (PMVTRA)
82,710 shares (cost $893,222)	911,462
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
31,920 shares (cost $360,967)	373,782
VIP Trust - Global Bond Fund: Initial Class (VWBF)
47,416 shares (cost $533,393)	555,237
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
51,082 shares (cost $444,264)	530,745
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
160,016 shares (cost $1,751,672)	1,664,171
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
24,511 shares (cost $710,129)	754,453
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
38,141 shares (cost $1,120,991)	1,172,821
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
42,259 shares (cost $719,642)	903,079
Advantage VT Opportunity Fund - Class 2 (SVOF)
43,090 shares (cost $663,874)	748,899

Total Investments	$88,875,979

Accounts Receivable	2,802

$88,878,781

Contract Owners’ Equity:
Accumulation units	88,878,781

Total Contract Owners’ Equity (note 6)	$88,878,781

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	AASCO	DSRG	MEGSS	MVITSC	MNDSC	MVRSC	GEM3
Reinvested dividends	$1,425,399	-	14,107	22	1,935	-	850	991
Mortality and expense risk charges (note 4)	(1,412,118)	(8,699)	(20,609)	(1,731)	(3,479)	(3,358)	(1,993)	(1,913)

Net investment income (loss)	13,281	(8,699)	(6,502)	(1,709)	(1,544)	(3,358)	(1,143)	(922)

Realized gain (loss) on investments	265,005	86,826	73,150	7,428	9,504	7,532	(15)	407
Change in unrealized gain (loss) on investments	(3,435,272)	(96,833)	(64,967)	(8,273)	(19,187)	(55,050)	(117)	(34,845)

Net gain (loss) on investments	(3,170,267)	(10,007)	8,183	(845)	(9,683)	(47,518)	(132)	(34,438)

Reinvested capital gains	210,932	-	-	-	-	27,248	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,946,054)	(18,706)	1,681	(2,554)	(11,227)	(23,628)	(1,275)	(35,360)

Investment Activity:	NVNSR1	TRF4	GBF4	CAF4	GVIDM	GVDIV3	GVDIV4	NVMMG1
Reinvested dividends	$65	31,017	96,642	9,677	53,172	10,840	43,736	-
Mortality and expense risk charges (note 4)	(125)	(36,391)	(47,860)	(23,522)	(34,401)	(8,550)	(34,387)	(51,671)

Net investment income (loss)	(60)	(5,374)	48,782	(13,845)	18,771	2,290	9,349	(51,671)

Realized gain (loss) on investments	145	(223,695)	12,380	94,463	280,727	(95,184)	(297,060)	192,933
Change in unrealized gain (loss) on investments	201	211,904	123,384	(107,223)	(312,667)	(13,368)	(127,980)	(340,278)

Net gain (loss) on investments	346	(11,791)	135,764	(12,760)	(31,940)	(108,552)	(425,040)	(147,345)

Reinvested capital gains	-	-	9,541	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$286	(17,165)	194,087	(26,605)	(13,169)	(106,262)	(415,691)	(199,016)

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVMMV2	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4
Reinvested dividends	$269	11,018	12,324	192,286	61,695	6,141	25,166	8
Mortality and expense risk charges (note 4)	(510)	(34,698)	(32,480)	(158,992)	(126,987)	(21,434)	(26,920)	(148,253)

Net investment income (loss)	(241)	(23,680)	(20,156)	33,294	(65,292)	(15,293)	(1,754)	(148,245)

Realized gain (loss) on investments	4,097	(92,355)	(121,539)	691,410	19,534	10,025	(56,595)	-
Change in unrealized gain (loss) on investments	(4,227)	(41,586)	(15,792)	(645,241)	(281,884)	(43,907)	(1,273)	-

Net gain (loss) on investments	(130)	(133,941)	(137,331)	46,169	(262,350)	(33,882)	(57,868)	-

Reinvested capital gains	137	-	-	-	31,999	4,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(234)	(157,621)	(157,487)	79,463	(295,643)	(44,189)	(59,622)	(148,245)

Investment Activity:	DGI	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP
Reinvested dividends	$17,276	65,646	17,309	17,814	25,613	65,691	172,004	112,597
Mortality and expense risk charges (note 4)	(19,488)	(19,546)	(18,061)	(13,004)	(8,775)	(19,924)	(103,645)	(24,595)

Net investment income (loss)	(2,212)	46,100	(752)	4,810	16,838	45,767	68,359	88,002

Realized gain (loss) on investments	2,989	(92,934)	(19,838)	21,937	(5,697)	22,530	(494,199)	(53,373)
Change in unrealized gain (loss) on investments	(53,135)	105,949	16,628	(194,177)	9,507	(8,308)	428,084	16,119

Net gain (loss) on investments	(50,146)	13,015	(3,210)	(172,240)	3,810	14,222	(66,115)	(37,254)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,358)	59,115	(3,962)	(167,430)	20,648	59,989	2,244	50,748

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FAMP	FGP	FG2	FIGBP	FOP	FO2	AMTB	AMTP
Reinvested dividends	$58,000	32,338	1,343	14,625	4,384	4,578	7,721	-
Mortality and expense risk charges (note 4)	(45,688)	(130,659)	(16,173)	(8,484)	(4,523)	(6,510)	(3,036)	(1,901)

Net investment income (loss)	12,312	(98,321)	(14,830)	6,141	(139)	(1,932)	4,685	(1,901)

Realized gain (loss) on investments	10,701	269,235	60,685	20,827	(28,861)	(88,337)	(11,906)	(42,947)
Change in unrealized gain (loss) on investments	(151,086)	(254,526)	(59,903)	(7,766)	(28,942)	16,858	5,157	26,449

Net gain (loss) on investments	(140,385)	14,709	782	13,061	(57,803)	(71,479)	(6,749)	(16,498)

Reinvested capital gains	14,276	32,466	4,034	16,196	650	1,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(113,797)	(51,146)	(10,014)	35,398	(57,292)	(72,306)	(2,064)	(18,399)

Investment Activity:	PMVHYA	PMVTRA	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA
Reinvested dividends	$61,709	26,240	36,953	50,694	6,966	22,958	10,007	17,530
Mortality and expense risk charges (note 4)	(12,345)	(13,947)	(5,947)	(8,199)	(9,197)	(29,945)	(12,067)	(19,781)

Net investment income (loss)	49,364	12,293	31,006	42,495	(2,231)	(6,987)	(2,060)	(2,251)

Realized gain (loss) on investments	(10,633)	26,818	1,460	(2,338)	51,753	(42,240)	3,189	26,546
Change in unrealized gain (loss) on investments	(18,530)	(28,759)	(14,452)	(15,091)	(237,934)	(567,018)	(170,332)	(287,514)

Net gain (loss) on investments	(29,163)	(1,941)	(12,992)	(17,429)	(186,181)	(609,258)	(167,143)	(260,968)

Reinvested capital gains	-	13,347	9,421	12,924	-	-	10,766	18,771

Net increase (decrease) in contract owners’ equity resulting from operations	$20,201	23,699	27,435	37,990	(188,412)	(616,245)	(158,437)	(244,448)

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SVDF	SVOF	NVAGF6
Reinvested dividends	$-	1,364	2,078
Mortality and expense risk charges (note 4)	(14,337)	(13,116)	(262)

Net investment income (loss)	(14,337)	(11,752)	1,816

Realized gain (loss) on investments	95,025	(51,090)	(8,415)
Change in unrealized gain (loss) on investments	(83,991)	(3,917)	4,567

Net gain (loss) on investments	11,034	(55,007)	(3,848)

Reinvested capital gains	-	-	3,065

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,303)	(66,759)	1,033

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		AASCO		DSRG		MEGSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$13,281	57,016	(8,699)	(8,562)	(6,502)	(8,057)	(1,709)	(4,438)
Realized gain (loss) on investments	265,005	(6,477,566)	86,826	37,147	73,150	18,336	7,428	46,990
Change in unrealized gain (loss) on investments	(3,435,272)	20,194,633	(96,833)	98,157	(64,967)	183,747	(8,273)	(10,789)
Reinvested capital gains	210,932	252,290	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,946,054)	14,026,373	(18,706)	126,742	1,681	194,026	(2,554)	31,763

Equity transactions:
Purchase payments received from contract owners (note 4)	197,988	(50,408)	710	1,349	897	(3,875)	(289)	(533)
Transfers between funds	3,609	(238,250)	16,941	12,735	(25,921)	47,766	139	16,665
Redemptions (note 4)	(21,558,563)	(26,845,058)	(157,359)	(66,115)	(312,309)	(224,662)	(93,388)	(178,849)
Net policy repayments (loans) (note 3)	(5,593)	(21,455)	(113)	(104)	(178)	(173)	-	-
Administrative charges (note 4)	(12,822)	(35,911)	(76)	(107)	(232)	498	(19)	(145)
Adjustments to maintain reserves	(5,970)	(309,464)	(449)	(4,302)	(359)	(4,165)	(218)	(6,065)

Net equity transactions	(21,381,351)	(27,500,546)	(140,346)	(56,544)	(338,102)	(184,611)	(93,775)	(168,927)

Net change in contract owners’ equity	(24,327,405)	(13,474,173)	(159,052)	70,198	(336,421)	9,415	(96,329)	(137,164)
Contract owners’ equity beginning of period	113,206,186	126,680,359	695,319	625,121	1,650,220	1,640,805	195,911	333,075

Contract owners’ equity end of period	$88,878,781	113,206,186	536,267	695,319	1,313,799	1,650,220	99,582	195,911

CHANGES IN UNITS:
Beginning units	145,423	168,339	921	1,015	1,591	1,786	627	1,185
Units purchased	2,978	32,525	91	57	7	114	-	136
Units redeemed	(28,658)	(55,441)	(268)	(151)	(325)	(309)	(302)	(694)

Ending units	119,743	145,423	744	921	1,273	1,591	325	627

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVITSC		MNDSC		MVRSC		GEM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,544)	(1,077)	(3,358)	(3,804)	(1,143)	(1,156)	(922)	(951)
Realized gain (loss) on investments	9,504	26,761	7,532	(18,603)	(15)	11,637	407	4,664
Change in unrealized gain (loss) on investments	(19,187)	(775)	(55,050)	92,932	(117)	11,915	(34,845)	11,806
Reinvested capital gains	-	-	27,248	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,227)	24,909	(23,628)	70,525	(1,275)	22,396	(35,360)	15,519

Equity transactions:
Purchase payments received from contract owners (note 4)	(528)	(605)	(265)	(443)	1,023	(151)	(23)	(26)
Transfers between funds	(510)	(32,941)	(88)	(22,701)	120	(16,127)	—	28,034
Redemptions (note 4)	(41,952)	(78,512)	(34,832)	(122,145)	(38,215)	(96,748)	(1,940)	(2,144)
Net policy repayments (loans) (note 3)	-	-	-	-	(44)	(1,428)	-	-
Administrative charges (note 4)	-	(99)	(10)	(390)	(2)	(40)	-	-
Adjustments to maintain reserves	(319)	(5,052)	177	(1,228)	175	(194)	(33)	(481)

Net equity transactions	(43,309)	(117,209)	(35,018)	(146,907)	(36,943)	(114,688)	(1,996)	25,383

Net change in contract owners’ equity	(54,536)	(92,300)	(58,646)	(76,382)	(38,218)	(92,292)	(37,356)	40,902
Contract owners’ equity beginning of period	266,811	359,111	251,758	328,140	166,160	258,452	151,215	110,313

Contract owners’ equity end of period	$212,275	266,811	193,112	251,758	127,942	166,160	113,859	151,215

CHANGES IN UNITS:
Beginning units	560	811	420	722	393	681	372	311
Units purchased	21	20	26	16	6	21	-	153
Units redeemed	(118)	(271)	(81)	(318)	(90)	(309)	(6)	(92)

Ending units	463	560	365	420	309	393	366	372

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVNSR1		TRF4		GBF4		CAF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(60)	(4)	(5,374)	(10,293)	48,782	65,756	(13,845)	(13,300)
Realized gain (loss) on investments	145	24	(223,695)	(503,273)	12,380	84,419	94,463	95,833
Change in unrealized gain (loss) on investments	201	1,099	211,904	834,057	123,384	(141,850)	(107,223)	193,840
Reinvested capital gains	-	-	-	-	9,541	146,581	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	286	1,119	(17,165)	320,491	194,087	154,906	(26,605)	276,373

Equity transactions:
Purchase payments received from contract owners (note 4)	(26)	-	1,622	4,008	4,034	(11,777)	11,355	4,657
Transfers between funds	7,345	5,748	(18,726)	(57,193)	(90,158)	120,000	(6,490)	(6,968)
Redemptions (note 4)	(659)	(269)	(435,103)	(677,034)	(877,372)	(1,084,004)	(274,665)	(266,815)
Net policy repayments (loans) (note 3)	-	-	(118)	(58)	(225)	(224)	(194)	(228)
Administrative charges (note 4)	-	-	(344)	(638)	(323)	(588)	(121)	(924)
Adjustments to maintain reserves	(324)	174	(510)	(6,947)	140	(6,516)	(721)	(9,434)

Net equity transactions	6,336	5,653	(453,179)	(737,862)	(963,904)	(983,109)	(270,836)	(279,712)

Net change in contract owners’ equity	6,622	6,772	(470,344)	(417,371)	(769,817)	(828,203)	(297,441)	(3,339)
Contract owners’ equity beginning of period	6,772	-	2,947,651	3,365,022	3,885,530	4,713,733	1,830,467	1,833,806

Contract owners’ equity end of period	$13,394	6,772	2,477,307	2,947,651	3,115,713	3,885,530	1,533,026	1,830,467

CHANGES IN UNITS:
Beginning units	14	-	8,761	10,071	4,761	5,915	3,453	4,051
Units purchased	16	14	7	17	47	587	48	235
Units redeemed	(1)	-	(600)	(1,327)	(1,092)	(1,741)	(548)	(833)

Ending units	29	14	8,168	8,761	3,716	4,761	2,953	3,453

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM		GVDIV3		GVDIV4		NVMMG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$18,771	41,974	2,290	5,140	9,349	19,416	(51,671)	(31,837)
Realized gain (loss) on investments	280,727	183,256	(95,184)	(197,732)	(297,060)	(445,884)	192,933	275,929
Change in unrealized gain (loss) on investments	(312,667)	98,464	(13,368)	223,528	(127,980)	514,644	(340,278)	631,001
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,169)	323,694	(106,262)	30,936	(415,691)	88,176	(199,016)	875,093

Equity transactions:
Purchase payments received from contract owners (note 4)	8,052	5,189	7,422	12,642	(2,026)	(2,853)	5,700	5,351
Transfers between funds	(2,766)	280,228	9,769	(70,433)	(12,000)	(64,318)	3,137	35,651
Redemptions (note 4)	(1,243,742)	(991,554)	(98,932)	(75,968)	(451,282)	(699,458)	(460,309)	(981,009)
Net policy repayments (loans) (note 3)	(55)	(61)	(3)	(3)	(28)	(44)	(239)	(2,846)
Administrative charges (note 4)	(286)	(1,689)	(105)	(1,081)	(253)	(138)	(381)	(868)
Adjustments to maintain reserves	(306)	(25,124)	1,150	947	(428)	(926)	(86)	(23,814)

Net equity transactions	(1,239,103)	(733,011)	(80,699)	(133,896)	(466,017)	(767,737)	(452,178)	(967,535)

Net change in contract owners’ equity	(1,252,272)	(409,317)	(186,961)	(102,960)	(881,708)	(679,561)	(651,194)	(92,442)
Contract owners’ equity beginning of period	3,140,759	3,550,076	686,891	789,851	2,866,134	3,545,695	4,004,505	4,096,947

Contract owners’ equity end of period	$1,888,487	3,140,759	499,930	686,891	1,984,426	2,866,134	3,353,311	4,004,505

CHANGES IN UNITS:
Beginning units	11,340	12,643	1,240	1,492	2,919	3,741	7,197	8,809
Units purchased	-	-	67	147	8	11	-	-
Units redeemed	(2,062)	(1,303)	(216)	(399)	(437)	(833)	(694)	(1,612)

Ending units	9,278	11,340	1,091	1,240	2,490	2,919	6,503	7,197

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMV2		SCVF4		SCF4		GVEX4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(241)	166	(23,680)	(22,205)	(20,156)	(27,386)	33,294	39,657
Realized gain (loss) on investments	4,097	12,064	(92,355)	(287,367)	(121,539)	(334,698)	691,410	631,596
Change in unrealized gain (loss) on investments	(4,227)	(9,515)	(41,586)	929,113	(15,792)	879,675	(645,241)	814,088
Reinvested capital gains	137	1,985	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(234)	4,700	(157,621)	619,541	(157,487)	517,591	79,463	1,485,341

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	(18)	1,766	(1,078)	5,371	3,984	46,122	(23,489)
Transfers between funds	-	17,256	16,731	39,234	27,962	(84,067)	(40,892)	50,093
Redemptions (note 4)	(15,332)	(68,858)	(376,107)	(831,073)	(341,661)	(473,263)	(1,960,834)	(2,615,456)
Net policy repayments (loans) (note 3)	-	-	(107)	(1,395)	(189)	(134)	(1,213)	(1,709)
Administrative charges (note 4)	(18)	(4)	(163)	(622)	(177)	(546)	(1,227)	(2,316)
Adjustments to maintain reserves	(251)	(99)	(76)	(1,641)	145	7,254	14	(8,478)

Net equity transactions	(15,602)	(51,723)	(357,956)	(796,575)	(308,549)	(546,772)	(1,958,030)	(2,601,355)

Net change in contract owners’ equity	(15,836)	(47,023)	(515,577)	(177,034)	(466,036)	(29,181)	(1,878,567)	(1,116,014)
Contract owners’ equity beginning of period	44,709	91,732	2,754,943	2,931,977	2,566,217	2,595,398	12,317,113	13,433,127

Contract owners’ equity end of period	$28,873	44,709	2,239,366	2,754,943	2,100,181	2,566,217	10,438,546	12,317,113

CHANGES IN UNITS:
Beginning units	88	213	3,486	4,627	3,333	4,159	8,668	10,690
Units purchased	-	37	104	305	90	104	144	267
Units redeemed	(29)	(162)	(560)	(1,446)	(494)	(930)	(1,491)	(2,289)

Ending units	59	88	3,030	3,486	2,929	3,333	7,321	8,668

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG1		NVOLG2		EIF4		SAM4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(65,292)	(7,846)	(15,293)	(1,384)	(1,754)	2,044	(148,245)	(175,708)
Realized gain (loss) on investments	19,534	5,019	10,025	143	(56,595)	(151,640)	-	-
Change in unrealized gain (loss) on investments	(281,884)	32,743	(43,907)	6,012	(1,273)	429,857	-	-
Reinvested capital gains	31,999	2,796	4,986	469	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(295,643)	32,712	(44,189)	5,240	(59,622)	280,261	(148,245)	(175,708)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,451	885	(2,140)	(214)	2,696	(1,168)	15,543	(24,121)
Transfers between funds	(112,484)	9,995,220	(57,425)	1,846,555	(5,550)	(30,150)	383,197	5,403,701
Redemptions (note 4)	(1,340,429)	(75,081)	(477,399)	(29,192)	(399,223)	(466,900)	(3,284,661)	(4,050,421)
Net policy repayments (loans) (note 3)	(321)	(61)	-	-	(141)	(177)	(348)	(1,048)
Administrative charges (note 4)	(1,273)	(35)	(53)	(67)	(137)	(1,021)	(2,759)	(5,389)
Adjustments to maintain reserves	(134)	101	(593)	121	(217)	(5,294)	(1,266)	67,085

Net equity transactions	(1,444,190)	9,921,029	(537,610)	1,817,203	(402,572)	(504,710)	(2,890,294)	1,389,807

Net change in contract owners’ equity	(1,739,833)	9,953,741	(581,799)	1,822,443	(462,194)	(224,449)	(3,038,539)	1,214,099
Contract owners’ equity beginning of period	9,953,741	-	1,822,443	-	2,157,719	2,382,168	12,356,180	11,142,081

Contract owners’ equity end of period	$8,213,908	9,953,741	1,240,644	1,822,443	1,695,525	2,157,719	9,317,641	12,356,180

CHANGES IN UNITS:
Beginning units	14,341	-	2,637	-	3,463	4,349	17,807	15,814
Units purchased	-	14,341	-	2,637	29	138	1,280	9,890
Units redeemed	(2,066)	-	(770)	-	(667)	(1,024)	(5,468)	(7,897)

Ending units	12,275	14,341	1,867	2,637	2,825	3,463	13,619	17,807

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DGI		SVSB1		SVSGI1		SVSI1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,212)	(2,976)	46,100	47,975	(752)	3,873	4,810	9,923
Realized gain (loss) on investments	2,989	17,500	(92,934)	(81,258)	(19,838)	(33,010)	21,937	66,121
Change in unrealized gain (loss) on investments	(53,135)	207,390	105,949	120,494	16,628	199,751	(194,177)	(89,229)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,358)	221,914	59,115	87,211	(3,962)	170,614	(167,430)	(13,185)

Equity transactions:
Purchase payments received from contract owners (note 4)	548	1,339	1,768	1,053	2,661	2,853	(745)	(1,155)
Transfers between funds	29,321	42,433	(5,853)	27,881	(4,303)	89,316	(1,886)	(1,049)
Redemptions (note 4)	(256,922)	(224,495)	(384,351)	(259,336)	(280,696)	(263,551)	(197,569)	(267,929)
Net policy repayments (loans) (note 3)	-	-	(8)	(23)	(121)	(120)	(12)	34
Administrative charges (note 4)	(226)	(503)	(141)	(104)	(199)	(197)	(114)	8
Adjustments to maintain reserves	791	(4,620)	406	(6,728)	(345)	(4,102)	148	(7,209)

Net equity transactions	(226,488)	(185,846)	(388,179)	(237,257)	(283,003)	(175,801)	(200,178)	(277,300)

Net change in contract owners’ equity	(278,846)	36,068	(329,064)	(150,046)	(286,965)	(5,187)	(367,608)	(290,485)
Contract owners’ equity beginning of period	1,503,660	1,467,592	1,571,807	1,721,853	1,401,258	1,406,445	1,099,378	1,389,863

Contract owners’ equity end of period	$1,224,814	1,503,660	1,242,743	1,571,807	1,114,293	1,401,258	731,770	1,099,378

CHANGES IN UNITS:
Beginning units	1,451	1,651	1,968	2,262	1,507	1,701	1,453	1,829
Units purchased	39	108	16	112	7	137	-	-
Units redeemed	(257)	(308)	(491)	(406)	(297)	(331)	(276)	(376)

Ending units	1,233	1,451	1,493	1,968	1,217	1,507	1,177	1,453

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVU2		FVUS2		FC2		FEIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$16,838	30,651	45,767	55,965	-	(20,107)	68,359	29,868
Realized gain (loss) on investments	(5,697)	1,820	22,530	5,301	-	(529,719)	(494,199)	(524,670)
Change in unrealized gain (loss) on investments	9,507	32,596	(8,308)	4,869	-	728,771	428,084	1,513,246
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,648	65,067	59,989	66,135	-	178,945	2,244	1,018,444

Equity transactions:
Purchase payments received from contract owners (note 4)	32	3,935	6,187	3,007	-	(2,625)	14,678	28,200
Transfers between funds	10,947	104,895	(70,803)	27,723	-	(1,501,005)	(86,899)	(13,786)
Redemptions (note 4)	(124,389)	(190,186)	(488,419)	(260,823)	-	(533,989)	(1,598,708)	(1,346,570)
Net policy repayments (loans) (note 3)	-	131	(11)	(18)	-	-	(210)	(145)
Administrative charges (note 4)	(96)	974	(135)	(91)	-	(1,040)	(995)	1,652
Adjustments to maintain reserves	(149)	(918)	(143)	(6,523)	-	6,264	(3,677)	(54,854)

Net equity transactions	(113,655)	(81,169)	(553,324)	(236,725)	-	(2,032,395)	(1,675,811)	(1,385,503)

Net change in contract owners’ equity	(93,007)	(16,102)	(493,335)	(170,590)	-	(1,853,450)	(1,673,567)	(367,059)
Contract owners’ equity beginning of period	670,223	686,325	1,674,849	1,845,439	-	1,853,450	8,257,651	8,624,710

Contract owners’ equity end of period	$577,216	670,223	1,181,514	1,674,849	-	-	6,584,084	8,257,651

CHANGES IN UNITS:
Beginning units	757	848	1,801	2,051	-	3,298	5,968	7,073
Units purchased	15	245	48	67	-	101	47	214
Units redeemed	(141)	(336)	(631)	(317)	-	(3,399)	(1,236)	(1,319)

Ending units	631	757	1,218	1,801	-	-	4,779	5,968

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FHIP		FAMP		FCP		FGO2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,002	117,621	12,312	6,406	-	(126,058)	-	(4,773)
Realized gain (loss) on investments	(53,373)	(41,424)	10,701	(58,610)	-	(1,384,603)	-	4,900
Change in unrealized gain (loss) on investments	16,119	144,327	(151,086)	457,629	-	2,768,964	-	66,020
Reinvested capital gains	-	-	14,276	17,436	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,748	220,524	(113,797)	422,861	-	1,258,303	-	66,147

Equity transactions:
Purchase payments received from contract owners (note 4)	4,553	608	(2,345)	(30,285)	-	26,486	-	(746)
Transfers between funds	(15,539)	12,107	5,239	(20,924)	-	(10,013,736)	-	(318,798)
Redemptions (note 4)	(363,921)	(240,601)	(685,572)	(553,615)	-	(1,838,436)	-	(141,410)
Net policy repayments (loans) (note 3)	(20)	(30)	(18)	(194)	-	(2,014)	-	-
Administrative charges (note 4)	(194)	(251)	(314)	(464)	-	(902)	-	(462)
Adjustments to maintain reserves	(134)	(12,759)	557	(48,327)	-	(3,350)	-	2,108

Net equity transactions	(375,255)	(240,926)	(682,453)	(653,809)	-	(11,831,952)	-	(459,308)

Net change in contract owners’ equity	(324,507)	(20,402)	(796,250)	(230,948)	-	(10,573,649)	-	(393,161)
Contract owners’ equity beginning of period	1,936,312	1,956,714	3,595,041	3,825,989	-	10,573,649	-	393,161

Contract owners’ equity end of period	$1,611,805	1,936,312	2,798,791	3,595,041	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,999	2,258	3,114	3,729	-	6,661	-	1,230
Units purchased	19	111	8	109	-	218	-	40
Units redeemed	(396)	(370)	(599)	(724)	-	(6,879)	-	(1,270)

Ending units	1,622	1,999	2,523	3,114	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGP		FG2		FIGBP		FOP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(98,321)	(106,732)	(14,830)	(17,715)	6,141	15,319	(139)	(117)
Realized gain (loss) on investments	269,235	(55,007)	60,685	82,334	20,827	1,830	(28,861)	(28,860)
Change in unrealized gain (loss) on investments	(254,526)	2,030,294	(59,903)	183,136	(7,766)	21,242	(28,942)	64,267
Reinvested capital gains	32,466	30,898	4,034	4,265	16,196	7,811	650	665

Net increase (decrease) in contract owners’ equity resulting from operations	(51,146)	1,899,453	(10,014)	252,020	35,398	46,202	(57,292)	35,955

Equity transactions:
Purchase payments received from contract owners (note 4)	25,542	(19,119)	127	(2,069)	525	4,298	884	(168)
Transfers between funds	101	60,786	(34,417)	(33,130)	(6,389)	3,545	4,045	(7,615)
Redemptions (note 4)	(1,738,607)	(1,664,185)	(205,972)	(395,046)	(297,513)	(76,546)	(55,710)	(37,726)
Net policy repayments (loans) (note 3)	(947)	(1,308)	(64)	(1,906)	(3)	(2)	(8)	(8)
Administrative charges (note 4)	(1,449)	(599)	(69)	(870)	(82)	(54)	(13)	(23)
Adjustments to maintain reserves	725	(255)	89	2,850	(391)	(3,429)	(469)	(4,109)

Net equity transactions	(1,714,635)	(1,624,680)	(240,306)	(430,171)	(303,853)	(72,188)	(51,271)	(49,649)

Net change in contract owners’ equity	(1,765,781)	274,773	(250,320)	(178,151)	(268,455)	(25,986)	(108,563)	(13,694)
Contract owners’ equity beginning of period	10,062,754	9,787,981	1,252,634	1,430,785	717,643	743,629	376,320	390,014

Contract owners’ equity end of period	$8,296,973	10,062,754	1,002,314	1,252,634	449,188	717,643	267,757	376,320

CHANGES IN UNITS:
Beginning units	8,178	9,736	3,611	5,020	717	786	442	505
Units purchased	80	311	51	40	132	11	14	9
Units redeemed	(1,434)	(1,869)	(731)	(1,449)	(425)	(80)	(71)	(72)

Ending units	6,824	8,178	2,931	3,611	424	717	385	442

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FO2		AMTB		AMTP		PMVHYA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,932)	(2,911)	4,685	9,649	(1,901)	(1,298)	49,364	63,504
Realized gain (loss) on investments	(88,337)	(191,690)	(11,906)	(1,984)	(42,947)	(46,193)	(10,633)	(29,011)
Change in unrealized gain (loss) on investments	16,858	241,234	5,157	1,863	26,449	66,738	(18,530)	94,973
Reinvested capital gains	1,105	1,130	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72,306)	47,763	(2,064)	9,528	(18,399)	19,247	20,201	129,466

Equity transactions:
Purchase payments received from contract owners (note 4)	(713)	(1,190)	612	4,225	39	1,433	(916)	(927)
Transfers between funds	1,438	(53,830)	(643)	4,165	601	(27,947)	(87,330)	21,359
Redemptions (note 4)	(216,164)	(302,686)	(67,608)	(11,798)	(48,933)	(3,386)	(113,595)	(215,441)
Net policy repayments (loans) (note 3)	-	-	(6)	(6)	(1)	(1)	-	-
Administrative charges (note 4)	(17)	(174)	(31)	(47)	(49)	(9)	(48)	(322)
Adjustments to maintain reserves	81	(5,533)	58	(4,492)	138	(8,369)	99	(10,011)

Net equity transactions	(215,375)	(363,413)	(67,618)	(7,953)	(48,205)	(38,279)	(201,790)	(205,342)

Net change in contract owners’ equity	(287,681)	(315,650)	(69,682)	1,575	(66,604)	(19,032)	(181,589)	(75,876)
Contract owners’ equity beginning of period	619,563	935,213	253,789	252,214	164,427	183,459	1,011,969	1,087,845

Contract owners’ equity end of period	$331,882	619,563	184,107	253,789	97,823	164,427	830,380	1,011,969

CHANGES IN UNITS:
Beginning units	1,333	2,222	364	369	263	318	1,207	1,453
Units purchased	31	102	6	16	2	4	-	86
Units redeemed	(488)	(991)	(103)	(21)	(86)	(59)	(235)	(332)

Ending units	876	1,333	267	364	179	263	972	1,207

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVTRA		VWBFR		VWBF		VWEMR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$12,293	16,427	31,006	11,927	42,495	24,256	(2,231)	(6,059)
Realized gain (loss) on investments	26,818	106,405	1,460	(3,533)	(2,338)	13,568	51,753	(80,559)
Change in unrealized gain (loss) on investments	(28,759)	(45,780)	(14,452)	14,368	(15,091)	946	(237,934)	271,659
Reinvested capital gains	13,347	36,875	9,421	-	12,924	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,699	113,927	27,435	22,762	37,990	38,770	(188,412)	185,041

Equity transactions:
Purchase payments received from contract owners (note 4)	55	(50,837)	3,864	2,949	2,040	(882)	7,627	8,019
Transfers between funds	8,606	(33,354)	11,997	15,945	36,422	(86,936)	57,922	39,798
Redemptions (note 4)	(343,105)	(860,574)	(132,813)	(108,571)	(188,699)	(319,175)	(93,803)	(347,069)
Net policy repayments (loans) (note 3)	(292)	(336)	(6)	(27)	(16)	(3)	(19)	(34)
Administrative charges (note 4)	(49)	(600)	(58)	(120)	(87)	(86)	(71)	(117)
Adjustments to maintain reserves	(330)	(8,690)	19	332	(176)	(9,585)	43	(3,117)

Net equity transactions	(335,115)	(954,391)	(116,997)	(89,492)	(150,516)	(416,667)	(28,301)	(302,520)

Net change in contract owners’ equity	(311,416)	(840,464)	(89,562)	(66,730)	(112,526)	(377,897)	(216,713)	(117,479)
Contract owners’ equity beginning of period	1,222,328	2,062,792	463,672	530,402	667,356	1,045,253	747,773	865,252

Contract owners’ equity end of period	$910,912	1,222,328	374,110	463,672	554,830	667,356	531,060	747,773

CHANGES IN UNITS:
Beginning units	1,316	2,359	682	817	726	1,181	534	773
Units purchased	37	128	59	72	43	43	59	58
Units redeemed	(393)	(1,171)	(225)	(207)	(203)	(498)	(75)	(297)

Ending units	960	1,316	516	682	566	726	518	534

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWEM		VWHAR		VWHA		SVDF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,987)	(18,029)	(2,060)	(7,898)	(2,251)	(13,115)	(14,337)	(16,134)
Realized gain (loss) on investments	(42,240)	(434,773)	3,189	(91,431)	26,546	(109,263)	95,025	126,702
Change in unrealized gain (loss) on investments	(567,018)	976,164	(170,332)	307,088	(287,514)	432,721	(83,991)	224,379
Reinvested capital gains	-	-	10,766	-	18,771	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(616,245)	523,362	(158,437)	207,759	(244,448)	310,343	(3,303)	334,947

Equity transactions:
Purchase payments received from contract owners (note 4)	4,763	(1,476)	3,082	(3,103)	7,208	3,465	(704)	(515)
Transfers between funds	4,948	(108,686)	168,862	99,214	(17,110)	80,624	(10,193)	40,413
Redemptions (note 4)	(285,379)	(597,393)	(156,010)	(72,143)	(136,171)	(251,209)	(201,435)	(324,432)
Net policy repayments (loans) (note 3)	(256)	(5,650)	-	(42)	(7)	-	-	-
Administrative charges (note 4)	(175)	(983)	(37)	(434)	(53)	(1,302)	(86)	(443)
Adjustments to maintain reserves	(750)	(57,356)	812	(178)	878	(9,273)	308	(6,508)

Net equity transactions	(276,849)	(771,544)	16,709	23,314	(145,255)	(177,695)	(212,110)	(291,485)

Net change in contract owners’ equity	(893,094)	(248,182)	(141,728)	231,073	(389,703)	132,648	(215,413)	43,462
Contract owners’ equity beginning of period	2,557,040	2,805,222	896,437	665,364	1,562,522	1,429,874	1,118,368	1,074,906

Contract owners’ equity end of period	$1,663,946	2,557,040	754,709	896,437	1,172,819	1,562,522	902,955	1,118,368

CHANGES IN UNITS:
Beginning units	1,957	2,623	519	491	843	975	2,745	3,501
Units purchased	59	33	106	156	45	161	42	408
Units redeemed	(277)	(699)	(95)	(128)	(120)	(293)	(549)	(1,164)

Ending units	1,739	1,957	530	519	768	843	2,238	2,745

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVOF		NVAGF6		OCCSC		OCCE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,752)	(6,988)	1,816	3,286	-	(7,558)	-	-
Realized gain (loss) on investments	(51,090)	(229,691)	(8,415)	37	-	(1,511,751)	-	-
Change in unrealized gain (loss) on investments	(3,917)	441,932	4,567	(4,172)	-	1,839,428	-	-
Reinvested capital gains	-	-	3,065	1,379	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66,759)	205,253	1,033	530	-	320,119	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	(831)	(1,087)	(19)	(53)	-	576	-	29
Transfers between funds	(17,087)	(22,814)	(70,719)	57,189	-	(2,338,307)	-	(2,395)
Redemptions (note 4)	(178,794)	(352,112)	-	-	-	(270,530)	-	(3,088)
Net policy repayments (loans) (note 3)	(52)	(60)	-	-	-	-	-	-
Administrative charges (note 4)	(75)	(468)	-	-	-	(3,338)	-	-
Adjustments to maintain reserves	(50)	(5,327)	(19)	(387)	-	(1,704)	-	-

Net equity transactions	(196,889)	(381,868)	(70,757)	56,749	-	(2,613,303)	-	(5,454)

Net change in contract owners’ equity	(263,648)	(176,615)	(69,724)	57,279	-	(2,293,184)	-	(5,454)
Contract owners’ equity beginning of period	1,012,520	1,189,135	69,724	12,445	-	2,293,184	-	5,454

Contract owners’ equity end of period	$748,872	1,012,520	-	69,724	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,460	2,083	116	22	-	2,165	-	-
Units purchased	22	77	-	94	-	1	-	-
Units redeemed	(323)	(700)	(116)	-	-	(2,166)	-	-

Ending units	1,159	1,460	-	116	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OCCM		VWRE
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	112,689	-	-
Realized gain (loss) on investments	-	(931,665)	-	-
Change in unrealized gain (loss) on investments	-	1,053,570	-	6
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	234,594	-	6

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,640	-	-
Transfers between funds	-	(3,886,867)	-	(8,452)
Redemptions (note 4)	-	(355,477)	-	-
Net policy repayments (loans) (note 3)	-	-	-	-
Administrative charges (note 4)	-	(8,333)	-	-
Adjustments to maintain reserves	-	773	-	-

Net equity transactions	-	(4,244,264)	-	(8,452)

Net change in contract owners’ equity	-	(4,009,670)	-	(8,446)
Contract owners’ equity beginning of period	-	4,009,670	-	8,446

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	3,264	-	-
Units purchased	-	6	-	-
Units redeemed	-	(3,270)	-	-

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Organization

The Nationwide Provident VA Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC or the Company) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
DREYFUS CORPORATION FUNDS
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
MASSACHUSETTS FINANCIAL SERVICES CO.
Growth Series - Service Class (MEGSS)
Investors Trust Series - Service Class (MVITSC)
New Discovery Series - Service Class (MNDSC)
Research Series - Service Class (MVRSC)
NATIONWIDE FUNDS GROUP
NVIT Emerging Markets Fund - Class III (GEM3)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST
Variable Series I - Bond VIP - Class A (SVSB1)
Variable Series I - Growth & Income VIP - Class A (SVSGI1)
Variable Series I - International VIP - Class A (SVSI1)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Income Fund II (FVU2)
Fund for US Government Securities II (FVUS2)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Partners Portfolio - I Class Shares (AMTP)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
High Yield Portfolio - Administrative Class (PMVHYA)
Total Return Portfolio - Administrative Class (PMVTRA)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WELLS FARGO FUNDS
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)

The contractowner’s equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note 4).

Net premiums from the Contracts are allocated to the subaccounts in accordance with contractowner instructions and are recorded as contractholders’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay contract values under the Contracts. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

FASB ASC 820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Contract Loans

Contract provisions allow contractowners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(4) Expenses and Related Party Transactions

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 – 4% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 – 7 contract years (surrender charges ranges from 0 – 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 – 9 contract years following a premium payment (surrender charges ranges from 0 – 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with administrative charges in the Statements of Changes in Contract Owners' Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the year ended December 31, 2011 and 2010, total transfers between the Account and the Company were $709,575 and $268,972, respectively. Transfers to and from the Account to the fixed account are included in either redemptions, or transfers between funds on the accompanying Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Charges

In addition, to compensate for costs associated with administration of the contracts, the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations.

The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(c) Administrative Charges

An annual administrative fee of $0 – $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 – 0.4% of the contract account value). During any given contract year, the first four transfers by VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are included in net investment income in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(5) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	00000000	00000000	00000000	00000000
	Level 1	Level 2	Level 3	Total
Separate Account Investments	$88,875,979	$0	$0	$88,875,979

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$60,644	$207,818
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	15,794	359,220
Growth Series - Service Class (MEGSS)	705	95,461
Investors Trust Series - Service Class (MVITSC)	13,213	57,746
New Discovery Series - Service Class (MNDSC)	43,958	54,494
Research Series - Service Class (MVRSC)	17,934	55,830
NVIT Emerging Markets Fund - Class III (GEM3)	1,013	3,900
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	7,460	864
NVIT Fund - Class IV (TRF4)	35,617	492,583
NVIT Government Bond Fund - Class IV (GBF4)	158,808	1,060,952
American Century NVIT Growth Fund - Class IV (CAF4)	26,652	320,808
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	68,129	1,288,607
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	67,459	129,010
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	64,612	519,110
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	27,114	529,480
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	441	15,895
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	92,245	473,279
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	65,250	393,230
NVIT S&P 500 Index Fund - Class IV (GVEX4)	333,675	2,249,809
NVIT Large Cap Growth Fund - Class I (NVOLG1)	157,032	1,635,218
NVIT Large Cap Growth Fund - Class II (NVOLG2)	30,295	577,752
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	61,728	462,886
NVIT Money Market Fund - Class IV (SAM4)	718,048	3,721,790
Growth and Income Portfolio - Initial Shares (DGI)	55,054	283,722
Variable Series I - Bond VIP - Class A (SVSB1)	76,585	420,641
Variable Series I - Growth & Income VIP - Class A (SVSGI1)	19,568	302,476
Variable Series I - International VIP - Class A (SVSI1)	20,277	213,413
Capital Income Fund II (FVU2)	37,904	133,736
Fund for US Government Securities II (FVUS2)	113,857	622,461
Contrafund Portfolio - Service Class 2 (FC2)	-	691
Equity-Income Portfolio - Initial Class (FEIP)	391,323	2,067,705
High Income Portfolio - Initial Class (FHIP)	146,505	434,446
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	130,766	787,140
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	-	1,075
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)	-	644
VIP Fund - Growth Portfolio - Initial Class (FGP)	109,072	1,886,141
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	90,375	339,721
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	183,158	468,421
VIP Fund - Overseas Portfolio - Initial Class (FOP)	36,538	88,345
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	19,163	233,906
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	24,511	88,959
Partners Portfolio - I Class Shares (AMTP)	3,983	50,957
High Yield Portfolio - Administrative Class (PMVHYA)	61,914	222,504
Total Return Portfolio - Administrative Class (PMVTRA)	75,597	391,152
VIP Trust - Global Bond Fund: Class R1 (VWBFR)	87,832	164,274
VIP Trust - Global Bond Fund: Initial Class (VWBF)	102,725	199,756
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	77,421	107,828
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	119,034	372,544
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	204,609	179,872
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	109,976	236,433
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	38,148	260,069
Advantage VT Opportunity Fund - Class 2 (SVOF)	16,714	224,247
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)	5,142	71,004

Total	$4,425,577	$25,560,025

(6) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2011	1.40%	744	$ 720.79	$536,267	0.00%	-4.53%
2010	1.40%	921	754.96	695,319	0.00%	23.55%
2009	1.40%	1,015	611.04	620,205	0.00%	43.48%
2008	1.40%	1,257	425.86	535,318	0.00%	-47.35%
2007	1.40%	1,377	808.78	1,113,579	0.00%	15.60%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	1.40%	1,273	1,032.05	1,313,799	0.95%	-0.50%
2010	1.40%	1,591	1,037.22	1,650,220	-0.88%	13.22%
2009	1.40%	1,786	916.11	1,636,166	1.01%	31.90%
2008	1.40%	2,125	694.57	1,476,298	0.80%	-35.34%
2007	1.40%	2,676	1,074.15	2,874,760	0.55%	6.28%
Growth Series - Service Class (MEGSS)
2011	1.40%	325	306.41	99,582	0.02%	-1.94%
2010	1.40%	627	312.46	195,911	0.00%	13.43%
2009	1.40%	1,185	275.47	326,434	0.03%	35.42%
2008	1.40%	1,564	203.42	318,093	0.00%	-38.42%
2007	1.40%	2,157	330.32	712,344	0.00%	19.19%
Investors Trust Series - Service Class (MVITSC)
2011	1.40%	463	458.48	212,275	0.77%	-3.77%
2010	1.40%	560	476.45	266,811	-0.99%	9.34%
2009	1.40%	811	435.75	353,396	1.33%	24.80%
2008	1.40%	935	349.17	326,593	0.52%	-34.18%
2007	1.40%	1,280	530.51	678,995	0.60%	8.49%
New Discovery Series - Service Class (MNDSC)
2011	1.40%	365	529.07	193,112	0.00%	-11.74%
2010	1.40%	420	599.42	251,758	0.00%	34.05%
2009	1.40%	722	447.16	322,848	0.00%	60.66%
2008	1.40%	820	278.33	228,093	0.00%	-40.36%
2007	1.40%	896	466.70	418,241	0.00%	0.82%
Research Series - Service Class (MVRSC)
2011	1.40%	309	414.05	127,942	0.59%	-2.07%
2010	1.40%	393	422.80	166,160	-0.81%	14.04%
2009	1.40%	681	370.75	252,484	1.21%	28.39%
2008	1.40%	1,055	288.77	304,599	0.0028	-37.14%
2007	1.40%	1,175	459.42	539,722	0.0047	11.35%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	1.40%	366	311.09	113,859	0.71%	-23.47%
2010	1.40%	372	406.49	151,215	-0.09%	14.60%
2009	1.40%	311	354.71	110,313	1.34%	61.21%
2008	1.40%	32	220.02	7,104	1.03%	-56.00%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	1.40%	29	461.86	13,394	0.70%	-4.52%
2010	1.40%	14	483.74	6,772	-0.55%	21.86%
NVIT Fund - Class IV (TRF4)
2011	1.20% to 1.40%	8,168	118.60 to 1,043.05	2,477,307	1.13%	-0.56% to -0.76%
2010	1.20% to 1.40%	8,761	119.27 to 1,051.06	2,947,651	-1.00%	12.13% to 11.90%
2009	1.20% to 1.40%	10,071	106.37 to 939.27	3,360,911	1.34%	24.44% to 24.19%
2008	1.20% to 1.40%	13,468	85.48 to 756.30	3,544,347	1.41%	-42.25% to -42.36%
2007	1.20% to 1.40%	15,661	148.01 to 1,312.21	7,984,853	1.04%	6.89% to 6.67%
NVIT Government Bond Fund - Class IV (GBF4)
2011	1.20% to 1.40%	3,716	120.33 to 1,000.17	3,115,713	2.81%	6.07% to 5.86%
2010	1.20% to 1.40%	4,761	113.44 to 944.81	3,885,530	-2.86%	3.53% to 3.33%
2009	1.20% to 1.40%	5,915	109.57 to 914.40	4,706,886	3.20%	1.46% to 1.26%
2008	1.20% to 1.40%	7,979	107.99 to 903.03	6,081,259	4.22%	6.33% to 6.12%
2007	1.20% to 1.40%	9,516	101.56 to 850.95	6,912,321	4.38%	5.98% to 5.77%
American Century NVIT Growth Fund - Class IV (CAF4)
2011	1.40%	2,953	519.14	1,533,026	0.57%	-2.07%
2010	1.40%	3,453	530.11	1,830,467	-0.63%	17.59%
2009	1.40%	4,051	450.81	1,826,248	0.57%	31.76%
2008	1.40%	4,991	342.14	1,707,482	0.26%	-39.64%
2007	1.40%	6,581	566.80	3,730,105	0.18%	17.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	1.20% to 1.40%	9,278	64.61 to 642.65	1,888,487	2.09%	-1.23% to -1.43%
2010	1.20% to 1.40%	11,340	65.42 to 651.95	3,140,759	-2.07%	9.59% to 9.37%
2009	1.20% to 1.40%	12,643	59.69 to 596.09	3,543,397	0.98%	19.38% to 19.22%	****

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	1.40%	1,091	$ 458.23	$499,930	1.74%	-17.28%
2010	1.40%	1,240	553.94	686,891	-2.19%	4.64%
2009	1.40%	1,492	529.39	789,851	2.11%	28.03%
2008	1.40%	1,721	413.48	711,548	1.84%	-47.08%
2007	1.40%	2,146	781.34	1,676,940	2.06%	1.49%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2011	1.20% to 1.40%	2,490	114.07 to 913.13	1,984,426	1.74%	-17.16% to -17.32%
2010	1.20% to 1.40%	2,919	137.70 to 1,104.43	2,866,134	-2.05%	4.93% to 4.72%
2009	1.20% to 1.40%	3,741	131.23 to 1,054.67	3,542,900	2.09%	28.34% to 28.08%
2008	1.20% to 1.40%	4,650	102.25 to 823.42	3,436,950	1.81%	-46.99% to -47.10%
2007	1.20% to 1.40%	6,217	192.89 to 1,556.44	8,523,245	2.10%	1.66% to 1.46%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.20% to 1.40%	6,503	73.01 to 726.18	3,353,311	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	7,197	77.15 to 768.92	4,004,505	0.00%	25.31% to 25.06%
2009	1.20% to 1.40%	8,809	61.57 to 614.86	4,094,473	0.00%	23.14% to 22.97%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	1.40%	59	489.38	28,873	0.72%	-3.68%
2010	1.40%	88	508.06	44,709	-1.11%	17.97%
2009	1.40%	213	430.67	91,732	0.66%	28.66%
2008	1.40%	2	334.74	516	1.20%	-33.05%	****
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2011	1.40%	3,030	739.06	2,239,366	0.44%	-6.48%
2010	1.40%	3,486	790.29	2,754,943	-0.60%	24.85%
2009	1.40%	4,627	633.00	2,928,910	0.60%	24.65%
2008	1.40%	6,181	507.81	3,138,560	1.05%	-33.21%
2007	1.40%	8,726	760.37	6,634,735	1.13%	-8.23%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2011	1.40%	2,929	717.03	2,100,181	0.52%	-6.87%
2010	1.40%	3,333	769.94	2,566,217	-0.28%	23.60%
2009	1.40%	4,159	622.94	2,590,824	0.28%	32.74%
2008	1.40%	5,358	469.30	2,514,527	0.77%	-39.05%
2007	1.40%	7,446	769.96	5,733,319	0.10%	0.72%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2011	1.40%	7,321	1,425.84	10,438,546	1.67%	0.34%
2010	1.40%	8,668	1,420.99	12,317,113	-1.73%	13.13%
2009	1.40%	10,690	1,256.01	13,426,783	2.23%	24.47%
2008	1.40%	13,574	1,009.13	13,697,572	1.89%	-38.16%
2007	1.40%	17,231	1,631.92	28,119,480	1.58%	3.64%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.40%	12,275	669.16	8,213,908	0.67%	-3.59%
2010	1.40%	14,341	694.08	9,953,741	-0.03%	7.29%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	1.40%	1,867	664.51	1,240,644	0.40%	-3.85%
2010	1.40%	2,637	691.10	1,822,443	-0.01%	7.01%
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2011	1.40%	2,825	600.19	1,695,525	1.29%	-3.67%
2010	1.40%	3,463	623.08	2,157,719	-1.50%	14.04%
2009	1.40%	4,349	546.38	2,376,218	1.14%	26.90%
2008	1.40%	5,903	430.56	2,541,657	2.02%	-37.84%
2007	1.40%	7,868	692.69	5,450,113	1.71%	-3.55%
NVIT Money Market Fund - Class IV (SAM4)
2011	1.20% to 1.40%	13,619	72.61 to 684.34	9,317,641	0.00%	-1.20% to -1.40%
2010	1.20% to 1.40%	17,807	73.49 to 694.03	12,356,180	0.00%	-1.20% to -1.40%
2009	1.20% to 1.40%	15,814	74.38 to 703.89	11,128,756	0.10%	-1.11% to -1.31%
2008	1.20% to 1.40%	17,505	75.21 to 713.21	12,375,888	2.13%	0.92% to 0.72%
2007	1.20% to 1.40%	17,261	74.53 to 708.11	12,220,288	4.83%	3.67% to 3.46%
Growth and Income Portfolio - Initial Shares (DGI)
2011	1.40%	1,233	993.36	1,224,814	1.23%	-4.14%
2010	1.40%	1,451	1,036.29	1,503,660	-1.20%	16.96%
2009	1.40%	1,651	886.03	1,462,832	1.33%	27%
2008	1.40%	2,066	697.68	1,441,679	0.64%	-41.24%
Variable Series I - Bond VIP - Class A (SVSB1)
2011	1.40%	1,493	832.38	1,242,743	4.68%	4.22%
2010	1.40%	1,968	798.68	1,571,807	-4.29%	5.31%
2009	1.40%	2,262	758.44	1,715,582	8.42%	8.54%
2008	1.40%	2,956	698.78	2,065,506	5.82%	-17.93%
2007	1.40%	3,698	851.41	3,148,276	4.76%	2.72%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series I - Growth & Income VIP - Class A (SVSGI1)
2011	1.40%	1,217	$ 915.61	$1,114,293	1.33%	-1.53%
2010	1.40%	1,507	929.83	1,401,258	-1.69%	12.81%
2009	1.40%	1,701	824.27	1,402,085	2.15%	32.28%
2008	1.40%	1,960	623.12	1,221,318	2.14%	-39.17%
2007	1.40%	2,497	1,024.37	2,558,176	1.27%	-0.06%
Variable Series I - International VIP - Class A (SVSI1)
2011	1.40%	1,177	621.73	731,770	1.88%	-17.83%
2010	1.40%	1,453	756.63	1,099,378	-2.26%	0.21%
2009	1.40%	1,829	755.03	1,380,949	4.68%	31.66%
2008	1.40%	2,356	573.46	1,351,315	1.45%	-48.93%
2007	1.40%	2,916	1,122.98	3,274,432	2.54%	12.99%
Capital Income Fund II (FVU2)
2011	1.40%	631	914.76	577,216	4.06%	3.32%
2010	1.40%	757	885.37	670,223	-5.85%	10.53%
2009	1.40%	848	801.04	679,284	7.04%	26.49%
2008	1.40%	1,041	633.26	659,004	6.03%	-21.49%
2007	1.40%	1,345	806.58	1,084,576	5.26%	2.58%
Fund for US Government Securities II (FVUS2)
2011	1.40%	1,218	970.04	1,181,514	4.60%	4.31%
2010	1.40%	1,801	929.95	1,674,849	-4.59%	3.71%
2009	1.40%	2,051	896.73	1,839,191	5.08%	3.75%
2008	1.40%	2,460	864.35	2,126,201	5.20%	2.83%
2007	1.40%	2,937	840.56	2,468,907	4.65%	4.8%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.40%	3,298	560.15	1,847,373	1.07%	33.58%
2008	1.40%	4,498	419.32	1,886,135	0.64%	-43.49%
2007	1.40%	6,425	742.02	4,767,315	0.73%	15.66%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.40%	4,779	1,377.71	6,584,084	2.29%	-0.43%
2010	1.40%	5,968	1,383.65	8,257,651	-1.78%	13.55%
2009	1.40%	7,073	1,218.55	8,618,774	2.22%	28.40%
2008	1.40%	8,955	949.04	8,498,504	2.23%	-43.45%
2007	1.40%	12,111	1,678.33	20,325,844	1.63%	0.11%
High Income Portfolio - Initial Class (FHIP)
2011	1.40%	1,622	993.71	1,611,805	6.38%	2.59%
2010	1.40%	1,999	968.64	1,936,312	-7.61%	12.24%
2009	1.40%	2,258	863.00	1,948,643	8.09%	41.96%
2008	1.40%	2,781	607.92	1,690,582	7.25%	-26.03%
2007	1.40%	4,292	821.83	3,527,090	7.66%	1.35%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	1.40%	2,523	1,109.31	2,798,791	1.76%	-3.91%
2010	1.40%	3,114	1,154.48	3,595,041	-1.58%	12.68%
2009	1.40%	3,729	1,024.59	3,820,694	2.30%	27.32%
2008	1.40%	4,850	804.75	3,903,222	2.44%	-29.71%
2007	1.40%	6,156	1144.90	7,048,361	6.14%	13.89%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	6,661	1,586.71	10,569,070	1.36%	33.82%
2008	1.40%	8,406	1,185.68	9,967,160	0.89%	-43.31%
2007	1.40%	11,121	2,091.69	23,262,395	0.86%	15.95%
VIP Fund -Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	1.40%	1,230	314.43	386,751	0.24%	43.44%
2008	1.40%	1,604	219.21	351,588	0.12%	-55.76%
2007	1.40%	1,802	495.52	892,961	0.00%	21.19%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	1.40%	6,824	1,215.85	8,296,973	0.34%	-1.19%
2010	1.40%	8,178	1,230.47	10,062,754	-0.27%	22.45%
2009	1.40%	9,736	1,004.88	9,783,558	0.42%	26.50%
2008	1.40%	12,186	794.35	9,680,045	0.74%	-47.90%
2007	1.40%	15,709	1,524.78	23,952,116	0.86%	25.19%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	1.40%	2,931	341.97	1,002,314	0.12%	-1.42%
2010	1.40%	3,611	346.89	1,252,634	-0.03%	22.14%
2009	1.40%	5,020	284.01	1,425,732	0.18%	26.19%
2008	1.40%	6,857	225.07	1,543,389	0.47%	-48.04%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2011	1.40%	424	$1,059.41	$449,188	2.42%	5.85%
2010	1.40%	717	1,000.90	717,643	-3.47%	6.31%
2009	1.40%	786	941.52	740,036	9.31%	14.11%
2008	1.40%	979	825.07	807,777	4.33%	-4.59%
2007	1.40%	1,171	864.80	1,012,416	4.77%	2.89%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	1.40%	385	695.47	267,757	1.33%	-18.31%
2010	1.40%	442	851.40	376,320	-1.38%	11.54%
2009	1.40%	505	763.29	385,463	1.90%	24.77%
2008	1.40%	711	611.76	435,200	2.50%	-44.59%
2007	1.40%	874	1,104.01	964,742	3.01%	15.67%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2011	1.40%	876	378.86	331,882	0.96%	-18.49%
2010	1.40%	1,333	464.79	619,563	-0.99%	11.26%
2009	1.40%	2,222	417.74	928,225	1.82%	24.47%
2008	1.40%	2,888	335.63	969,256	2.19%	-44.74%
2007	1.40%	3,573	607.37	2,169,912	2.77%	15.42%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	1.40%	267	689.54	184,107	3.54%	-1.10%
2010	1.40%	364	697.22	253,789	-5.26%	3.82%
2009	1.40%	369	671.56	247,805	7.12%	11.75%
2008	1.40%	536	600.94	321,942	4.84%	-14.63%
2007	1.40%	617	703.94	434,415	2.45%	3.31%
Partners Portfolio - I Class Shares (AMTP)
2011	1.40%	179	546.50	97,823	0.00%	-12.59%
2010	1.40%	263	625.20	164,427	-0.62%	14.06%
2009	1.40%	318	548.13	174,307	2.67%	53.9%
2008	1.40%	379	356.15	134,996	0.51%	-53.06%
2007	1.40%	519	758.69	393,988	0.56%	7.81%
High Yield Portfolio - Administrative Class (PMVHYA)
2011	1.40%	972	854.30	830,380	6.96%	1.89%
2010	1.40%	1,207	838.42	1,011,969	-7.35%	12.90%
2009	1.40%	1,453	742.64	1,079,058	9.28%	38.24%
2008	1.40%	1,644	537.22	882,974	7.89%	-24.60%
2007	1.40%	2,716	712.45	1,935,037	6.99%	2.06%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	1.40%	960	948.87	910,912	2.60%	2.16%
2010	1.40%	1,316	928.82	1,222,328	-2.42%	6.60%
2009	1.40%	2,359	871.32	2,055,434	5.29%	12.43%
2008	1.40%	3,049	774.97	2,363,050	4.49%	3.28%
2007	1.40%	3,693	750.34	2,770,947	4.78%	7.21%
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
2011	1.40%	516	725.02	374,110	8.68%	6.64%
2010	1.40%	682	679.87	463,672	-3.91%	4.72%
2009	1.40%	817	649.21	530,402	5.10%	4.51%
2008	1.40%	1,434	621.20	891,017	7.97%	2.26%
2007	1.40%	1,518	607.48	921,892	4.96%	8.28%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	1.40%	566	980.27	554,830	8.57%	6.64%
2010	1.40%	726	919.22	667,356	-4.05%	4.72%
2009	1.40%	1,181	877.79	1,036,671	4.00%	4.51%
2008	1.40%	1,657	839.93	1,391,464	8.68%	2.17%
2007	1.40%	1,988	822.11	1,634,402	6.38%	8.18%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	1.40%	518	1,025.21	531,060	1.05%	-26.79%
2010	1.40%	534	1,400.32	747,773	-0.64%	25.10%
2009	1.40%	773	1,119.34	865,252	0.17%	110.43%
2008	1.40%	758	531.93	403,038	0.00%	-65.24%
2007	1.40%	1,119	1,530.39	1,712,569	0.47%	35.64%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	1.40%	1,739	956.84	1,663,946	1.06%	-26.77%
2010	1.40%	1,957	1,306.61	2,557,040	-0.68%	25.08%
2009	1.40%	2,623	1,044.63	2,740,074	0.20%	110.22%
2008	1.40%	3,350	496.93	1,664,745	0.00%	-65.27%
2007	1.40%	4,543	1,430.89	6,500,272	0.45%	35.69%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	1.40%	530	$ 1,423.98	$754,709	1.14%	-17.56%
2010	1.40%	519	1,727.24	896,437	-0.30%	27.46%
2009	1.40%	491	1,355.12	665,364	0.29%	55.43%
2008	1.40%	779	871.86	679,349	0.37%	-46.85%
2007	1.40%	883	1,640.33	1,448,518	0.15%	43.33%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	1.40%	768	1,527.11	1,172,819	1.22%	-17.61%
2010	1.40%	843	1,853.53	1,562,522	-0.40%	27.44%
2009	1.40%	975	1,454.43	1,418,066	0.29%	55.34%
2008	1.40%	1,269	936.26	1,188,258	0.30%	-46.88%
2007	1.40%	1,237	1762.40	2,179,990	0.13%	43.33%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	1.40%	2,238	403.47	902,955	0.00%	-0.97%
2010	1.40%	2,745	407.42	1,118,368	0.00%	33.66%
2009	1.40%	3,501	304.82	1,067,165	0.00%	38.35%
2008	1.40%	5,040	220.32	1,110,393	0.00%	-45.13%
2007	1.40%	7,689	401.54	3,087,487	0.00%	20.61%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.40%	1,159	646.14	748,872	0.14%	-6.83%
2010	1.40%	1,460	693.51	1,012,520	-0.78%	22.04%
2009	1.40%	2,083	568.28	1,183,721	0.00%	45.68%
2008	1.40%	2,791	390.08	1,088,737	1.91%	-40.93%
2007	1.40%	3,742	660.39	2,471,112	0.62%	5.14%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)
2010	1.40%	116	601.07	69,724	-10.68%	6.26%
2009	1.40%	22	565.67	12,445	13.19%	13.13%	****
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	1.20% to 1.40%	8,405	98.12 to 795.11	3,431,087	2.69%	-26.45% to -26.59%
2007	1.20% to 1.40%	10,588	133.41 to 1,083.18	6,570,151	2.15%	3.39% to 3.19%
NACM Small Cap Portfolio Class I(obsolete) (OCCSC)
2009	1.40%	2,165	1,057.63	2,289,769	0.05%	13.97%
2008	1.40%	2,750	928.00	2,552,205	0.00%	-42.45%
2007	1.40%	3,553	1,612.44	5,728,394	0.00%	-0.83%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	1.20% to 1.40%	5,546	109.71 to 1,048.51	4,203,364	0.00%	-46.75% to -46.85%
2007	1.20% to 1.40%	6,911	206.02 to 1,972.88	9,985,290	0.00%	7.73% to 7.51%
OpCap Managed Portfolio Class I(obsolete) (OCCM)
2009	1.40%	3,264	1,226.07	4,001,890	2.38%	22.97%
2008	1.40%	4,267	997.05	4,253,928	3.20%	-30.74%
2007	1.40%	5,853	1,439.62	8,417,609	2.21%	1.61%
Premier VIT - OpCap Equity Portfolio (obsolete) (OCCE)
2008	1.40%	2,057	957.25	1,969,413	0.82%	-39.67%
2007	1.40%	2,718	1586.70	4,312,883	0.61%	2.65%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1(obsolete) (VWRER)
2008	1.40%	403	435.76	175,689	6.58%	-55.73%
2007	1.40%	547	984.35	538,591	1.17%	-0.46%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	1.40%	1,025	569.28	583,232	6.44%	-55.74%
2007	1.40%	1,444	1286.30	1,856,851	1.19%	-0.52%
2011	Contract owners equity:			$88,878,781
2010	Contract owners equity:			$113,206,186
2009	Attributable to Nationwide Life and Annuity Insurance Company:			348,959
2009	Contract owners equity:			$126,680,359
2008	Attributable to Nationwide Life and Annuity Insurance Company:			253,725
2008	Contract owners equity:			$131,086,891
2007	Attributable to Nationwide Life and Annuity Insurance Company:			383,305
2007	Contract owners equity:			$264,398,059

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners' accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.